UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  1330 Avenue of the Americas, 26th Floor
	  New York, NY 10019

13 File Number: 028-13389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Operating Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	February 11, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    59

Form 13F Information Table Value Total:    $2,436,163 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

Abercrombie & Fitch Co		CALL		002896907	43222	  750000  CALL	SOLE		  750000	0	0
Abovenet Inc			COM		00374N107	 4769	   81586	SOLE		   81586	0	0
Acorda Therapeutics		COM		00484M106	33393	 1225009	SOLE		 1225009	0	0
AO Smith Corp			COM		831865209	38080	 1000000	SOLE		 1000000	0	0
Aspen Technology Inc		COM		045327103	31750	 2500000	SOLE		 2500000	0	0
Atlas Energy Inc.		COM		049298102	70352	 1600000	SOLE		 1600000	0	0
Auxilium Pharmaceuticals Inc	COM		05334D107	26936	 1276598	SOLE		 1276598	0	0
Avis Budget Group		COM		053774105	93360	 6000000	SOLE		 6000000	0	0
Avon Prods Inc.			CALL		054303902	39062	 1344200  CALL	SOLE		 1344200	0	0
BlueLinx Hldgs Inc		COM		09624H109	 4808    1313718	SOLE		 1313718	0	0
Brigham Exploration Co.		CALL		109178903	27240	 1000000  CALL	SOLE		 1000000	0	0
Carefusion Corp.		CALL		14170T901	31970	 1244000  CALL	SOLE		 1244000	0	0
Celera Corp			COM		15100E106	31500	 5000000	SOLE		 5000000	0	0
Charter COmmunications		COM		16117M305	69038    1772935	SOLE		 1772935	0	0
Chelsea Therapeutics Intl	COM		163428105	  334      44553	SOLE		   44553	0	0
Chemtura Corp.			COM		163893209	52734	 3300000	SOLE		 3300000	0	0
Chicos Fas Inc.			CALL		168615902	18045	 1500000  CALL	SOLE		 1500000	0	0
Cummins Inc.			COM		231021106	27502	  250000	SOLE		  250000	0	0
Dana Hldg Corporation		COM		235825205	25815	 1500000	SOLE		 1500000	0	0
Energy XXI (Bermuda) Ltd	COM		G10082140	60589	 2189721	SOLE		 2189721	0	0
Energy XXI (Bermuda) Ltd	COM		G10082140	 5854	  211594	SOLE		  211594	0	0
Equinix Inc.			COM		29444U502	20669	  254365	SOLE		  254365	0	0
General Mls Inc.		CALL		370334904	55424	 1569200  CALL	SOLE		 1569200	0	0
General Mtrs Co			COM		37045V100	99522	 2700000	SOLE		 2700000	0	0
General Mtrs Co.		PFD		37045V209	 5411	  100000	SOLE		  100000	0	0
Genon Energy Inc.		COM		37244E107	13335	 3500000	SOLE		 3500000	0	0
Graftech Intl Ltd.		COM		384313102	19840	 1000000	SOLE		 1000000	0	0
Graham Packaging Co Inc.	COM		384701108	39589	 3036026	SOLE		 3036026	0	0
Harvest Natural Resources Inc	COM		41754V103	12170	 1000000	SOLE		 1000000	0	0
Hertz Global Holdings Inc	COM		42805T105	24560	 1695000	SOLE		 1695000	0	0
HSN Inc.			COM		404303109	16555	  540142	SOLE		  540142	0	0
Huntsman Corp			COM		447011107	46830	 3000000	SOLE		 3000000	0	0
Idera Pharmaceuticals Inc	COM		451685306	 9347	 3234505	SOLE		 3234505	0	0
Ivanhoe Mines Ltd.		COM		46579N103	25212	 1100000	SOLE		 1100000	0	0
JPMorgan chase & Co		COM		46625H100	27403	  646000	SOLE		  646000	0	0
Kronos Worldwide Inc.		COM		50105F105	 8498	  200000	SOLE		  200000	0	0
Liberty Media Corp		DEB		530715AG6	 5818	10000000	SOLE		10000000	0	0
Macquarie Infrastr Co LLC	COM		55608B105	75739	 3577700	SOLE		 3577700	0	0
Mastercard Inc.			COM		57636Q104	39219	  175000	SOLE		  175000	0	0
Merck & Co. Inc.		COM		58933Y105	72080	 2000000	SOLE		 2000000	0	0
NCI Building Sys Inc.		COM		628852204	 3057	  218527	SOLE		  218527	0	0
Petrohawk Energy Corp.		CALL		716495906	51100	 2800000  CALL	SOLE		 2800000	0	0
Petsmart Inc.			COM		716768106	49775	 1250000	SOLE		 1250000	0	0
Pharmerica Corp			COM		71714F104	 9903	  864898	SOLE		  864898	0	0
Plains Expl & Prodtn Co		COM		726505100	96420	 3000000	SOLE		 3000000	0	0
Potash Corp Sask Inc		COM		73755L107	77415	  500000	SOLE		  500000	0	0
Republic Awys Hldgs Inc.	COM		760276105	10980	 1500000	SOLE		 1500000	0	0
SPDR S&P 500 ETR TR		PUT		78462F953      125750	 1000000  PUT	SOLE		 1000000	0	0
SPDR S&P 500 ETR TR		PUT		78462F953      125750	 1000000  PUT	SOLE		 1000000	0	0
SPDR S&P 500 ETR TR		PUT		78462F953      125750	 1000000  PUT	SOLE		 1000000	0	0
Semgroup Corp.			COM		81663A105	19019	  700000	SOLE		  700000	0	0
Spansion Inc.			COM		84649R200	27071	 1307819	SOLE		 1307819	0	0
Temple Inland Inc		COM		879868107	95580	 4500000	SOLE		 4500000	0	0
Tenet Healthcare Corp.		COM		88033G100	26760	 4000000	SOLE		 4000000	0	0
Thermo Fisher Scientific Inc.	COM		883556102	41520	  750000	SOLE		  750000	0	0
UAL Corp			COM		910047109	66698	 2800091	SOLE		 2800091	0	0
UnitedHealth Group Inc.		COM		91324P102	52449	 1452500	SOLE		 1452500	0	0
Visa Inc.			COM		92826C839	28152	  400000	SOLE		  400000	0	0
Williams Cos Inc Del		COM		969457100	49440	 2000000	SOLE		 2000000	0	0




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